Leases - Analysis of Lease Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
At January 1,	$ 7,856	$ 8,551	$ 8,979
Additions	1,105	0	224
Lease reassesment	369	0	0
Accretion of interest	678	606	654
Payments	(1,257)	(1,301)	(1,306)
At December 31,	8,751	7,856	8,551
Current	1,095	911	1,300
Non-current	$ 7,656	$ 6,945	$ 7,251